AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2024

(unaudited)

Shares	Common Stocks (98.4%)	Market Value	(a)
	Communication Services (6.4%)
	Entertainment (3.1%)
16,000	Take-Two Interactive Software, Inc.+	$2,375,840
36,000	ROBLOX Corp.+	1,374,480
		3,750,320

	Interactive Media & Services (3.3%)
243,000	ZoomInfo Technologies, Inc.+	3,895,290
	Total Communication Services	7,645,610

	Consumer Discretionary (4.6%)
	Automobiles (0.5%)
50,000	Ford Motor Co.	664,000

	Hotels, Restaurants & Leisure (1.6%)
45,000	Caesars Entertainment, Inc.+	1,968,300

	Specialty Retail (2.5%)
13,000	Dick's Sporting Goods, Inc.	2,923,180
	Total Consumer Discretionary	5,555,480

	Consumer Staples (1.1%)
	Food Products (1.1%)
36,000	The Kraft Heinz Co.	1,328,400
	Total Consumer Staples	1,328,400

	Energy (9.0%)
	Energy Equipment & Services (0.6%)
18,000	Halliburton Co.	709,560

	Oil, Gas & Consumable Fuels (8.4%)
5,000	Cheniere Energy, Inc.	806,400
5,000	Diamondback Energy, Inc.	990,850
24,000	Occidental Petroleum Corp.	1,559,760
10,000	Phillips 66	1,633,400
10,000	Pioneer Natural Resources Co.	2,625,000
14,000	Valero Energy Corp.	2,389,660
		10,005,070
	Total Energy	10,714,630

	Financials (8.6%)
	Banks (1.5%)
70,000	First Horizon Corp.	1,078,000
53,000	Huntington Bancshares, Inc.	739,350
		1,817,350

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Financials (continued)
	Capital Markets (4.6%)
9,000	The Bank of New York Mellon Corp.	$ 518,580
9,000	Cboe Global Markets, Inc.	1,653,570
6,000	CME Group, Inc.	1,291,740
6,000	LPL Financial Holdings, Inc.	1,585,200
5,000	State Street Corp.	386,600
		5,435,690

	Insurance (2.5%)
40,000	MetLife, Inc.	2,964,400
	Total Financials	10,217,440

	Health Care (12.2%)
	Biotechnology (2.1%)
3,000	Alnylam Pharmaceuticals, Inc.+	448,350
3,000	Biogen, Inc.+	646,890
13,000	BioMarin Pharmaceutical, Inc.+	1,135,420
3,000	Moderna, Inc.	319,680
		2,550,340

	Health Care Equipment & Supplies (4.2%)
28,000	DexCom, Inc.+	3,883,600
2,000	IDEXX Laboratories, Inc.+	1,079,860
		4,963,460

	Health Care Providers & Services (1.3%)
3,000	McKesson Corp.	1,610,550
		1,610,550

	Life Sciences Tools & Services (4.6%)
25,000	Illumina, Inc.+	3,433,000
8,000	IQVIA Holdings, Inc.+	2,023,120
		5,456,120
	Total Healthcare	14,580,470

	Industrials (12.2%)
	Aerospace & Defense (1.7%)
12,000	AeroVironment, Inc.+	1,839,360
44,000	Archer Aviation, Inc.	203,280
		2,042,640

	Commercial Services & Supplies (1.9%)
12,000	Republic Services, Inc.	2,297,280

	Construction & Engineering (1.3%)
6,000	Quanta Services, Inc.	1,558,800

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Industrials (continued)
	Electrical Equipment (3.2%)
9,000	Encore Wire Corp.	$2,365,020
5,000	Rockwell Automation, Inc.	1,456,650
		3,821,670

	Machinery (3.1%)
35,000	Allison Transmission Holdings, Inc.	2,840,600
6,000	Xylem, Inc.	775,440
		3,616,040

	Professional Services (1.0%)
5,000	Verisk Analytics, Inc.	1,178,650
	Total Industrials	14,515,080

	Information Technology (26.1%)
	Communications Equipment (2.5%)
10,000	Arista Networks, Inc.+	2,899,800

	Electronic Equipment/Instrument (2.0%)
39,000	Coherent Corp.+	2,364,180

	Semiconductors & Semiconductor Equipment (13.0%)
40,000	Ambarella, Inc.+	2,030,800
10,000	Enphase Energy, Inc.	1,209,800
7,000	First Solar, Inc.+	1,181,600
42,000	Impinj, Inc.+	5,393,220
40,000	Micron Technology, Inc.	4,715,600
29,000	PDF Solutions, Inc.+	976,430
		15,507,450

	Software (8.5%)
9,000	Cadence Design Systems, Inc.+	2,801,520
21,000	Elastic NV+	2,105,040
3,000	Synopsys, Inc.+	1,714,500
8,000	Workday, Inc.+	2,182,000
7,000	Zscaler, Inc.+	1,348,410
		10,151,470

	Technology Hardware, Storage & Peripherals (0.1%)
15,000	IonQ, Inc.+	149,850
	Total Information Technology	31,072,750

	Materials (7.7%)
	Chemicals (0.9%)
8,000	Albemarle Corp.	1,053,920

	Construction Materials (1.6%)
3,000	Martin Marietta Materials, Inc.	1,841,820

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Shares	Common Stocks (continued)		Market Value	(a)
	Materials (continued)
	Metals & Mining (5.2%)
80,000	Barrick Gold Corp.		$ 1,331,200
600,000	Lithium Americas Corp.+		4,032,000
6,000	Steel Dynamics, Inc.		889,380
			6,252,580
	Total Materials		9,148,320

	Real Estate (5.4%)
	Equity Real Estate Investment (2.6%)
20,000	Crown Castle, Inc.		2,116,600
34,000	VICI Properties, Inc.		1,012,860
			3,129,460

	Office REITS (1.1%)
10,000	Alexandria Real Estate Equities, Inc.		1,289,100

	Specialized REITS (1.7%)
6,000	American Tower Corp.		1,185,540
10,000	Iron Mountain, Inc.		802,100
			1,987,640
	Total Real Estate		6,406,200

	Utilities (5.1%)
	Multi-Utilities (5.1%)
30,000	CMS Energy Corp.		1,810,200
29,000	Public Service Enterprise Group, Inc.		1,936,620
28,000	WEC Energy Group, Inc.		2,299,360
	Total Utilities		6,046,180
	Total Common Stocks (cost $87,115,219)		117,230,560

	Short-Term Investment (1.9%)
2,300,986	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.20%* (cost $2,300,986)		2,300,986

	Total Investments (cost $89,416,205 - note b)	100.3%	119,531,546
	Other assets less liabilities	(0.3)	(307,324)
	Net Assets	100.0%	$ 119,224,222

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2024

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	1.7%
Automobiles	0.6
Banks	1.5
Biotechnology	2.2
Capital Markets	4.6
Chemicals	0.9
Commercial Services & Supplies	2.0
Communications Equipment	2.5
Construction & Engineering	1.3
Construction Materials	1.6
Electrical Equipment	3.3
Electronic Equipment/Instrument	2.0
Energy Equipment & Services	0.6
Entertainment	3.2
Equity Real Estate Investment	2.7
Food Products	1.1
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.7
Insurance	2.5
Interactive Media & Services	3.3
Life Sciences Tools & Services	4.7
Machinery	3.1
Metals & Mining	5.3
Multi-Utilities	5.2
Office REITS	1.1
Oil, Gas & Consumable Fuels	8.5
Professional Services	1.0
Semiconductors & Semiconductor Equipment	13.2
Software	8.7
Specialized REITS	1.7
Specialty Retail	2.5
Technology Hardware, Storage & Peripherals	0.1
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2024

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2024 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $90,267,081 amounted to $29,264,465, which consisted of aggregate gross unrealized appreciation of $30,468,456 and aggregate gross unrealized depreciation of $1,203,991.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$ 119,531,546
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$ 119,531,546
+ See schedule of investments for a detailed listing of securities.